ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Accounts receivable	1,445,553	1,760,054	283,669
Allowance for doubtful accounts	(75,522)	(40,294)	(6,494)

Accounts receivable, net	1,370,031	1,719,760	277,175

Schedule of the movement of the allowance for doubtful accounts

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Balance at the beginning of the year	12,919	75,522	12,172
Provisions	62,603	(14,356)	(2,314)
Write-offs	—	(20,872)	(3,364)

Balance at the end of the year	75,522	40,294	6,494